                          MARTIN CURRIE BUSINESS TRUST
                          GLOBAL EMERGING MARKETS FUND








                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1999

                                   (UNAUDITED)

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1999 (Unaudited)


OBJECTIVE                     Long-term capital appreciation through active
                              management of a diversified portfolio of equities in countries with emerging markets and developing economies.

LAUNCH DATE                   February 14, 1997

FUND SIZE                     $139.7m

PERFORMANCE                   Total return from May 1, 1999 through October 31,
                              1999

                              -    MCBT - Global Emerging Markets Fund (excluding all transaction fees)   6.2%
                              -    MCBT - Global Emerging Markets Fund (including all transaction fees)   5.8%
                              -    Morgan Stanley Capital International - Emerging Markets Free Index     7.2%

                              Annualized total return from February 14, 1997 through October 31, 1999
                              -    MCBT - Global Emerging Markets Fund (excluding all transaction fees)  -4.4%
                              -    MCBT - Global Emerging Markets Fund (including all transaction fees)  -5.1%
                              -    Morgan Stanley Capital International - Emerging Markets Free Index    -7.9%
                                   (from March 1, 1997 through October 31, 1999)


PORTFOLIO                     Over the six months to 31 October, the MSCI
COMMENTS                      Emerging Markets Free index has risen by over 7%.
                              Over the same period the price of the Global
                              Emerging Markets Fund rose by almost 6%.

                              Our focus remains on Asia. With substantial market appreciation in early 1999, our strategy of favouring the region and emphasising the Asian markets has been largely correct. During the summer, a bank scandal in Indonesia and the political events in East Timor triggered a sharp fall in both the Indonesian currency and stockmarket. With the announcement of the bankruptcy of Daewoo in South Korea and fears of recidivism in Thailand, those markets also fell. The result was that the portfolio underperformed in the summer. During October, a gradual resolution to the Daewoo affair has led to renewed enthusiasm for South Korean equities, and the results of the election in Indonesia were taken positively. As a result we are again outperforming the index.

                                              MCBT GLOBAL EMERGING MARKETS FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1999 (Unaudited)


PORTFOLIO                     OUTLOOK
COMMENTS                      -------
(continued)
                              Looking ahead, we will continue to favour Asia. We believe that the markets of North Asia are more likely to outperform. We have taken advantage of recent strength in Indonesia to reduce our holdings there and to switch funds into South
                              Korea, China and Taiwan. The economic argument for these markets is the most favourable, and the pace of corporate reform the most impressive.

                              In Latin America we favour the largest markets of Mexico and Brazil. Economic prospects for the region are improving as commodity prices continue to rise.

                              In the central European, Middle Eastern and
                              African markets, the outlook is also encouraging. The economic recovery in western Europe has a direct and positive impact on central European countries. In the Middle East, after the recent Israeli elections the peace process has taken a further step forward. Egypt is benefiting from the strength in the oil price this year and economic prospects look hopeful.

                              Firmer commodity prices will also help South
                              Africa, and the recent run in precious metal prices is of particular benefit. In the coming year growth should begin to recover and interest rates will have scope to fall, providing a supportive backdrop to the market.

                              The short term outlook may well be clouded by fears about Y2K. But with underlying economic improvements evident in all regions, we consider the longer-term outlook favourable.


INVESTMENT                    James Fairweather, Chief Investment Officer
MANAGER PROFILE               for Martin Currie Investment Management LTD,
                              oversees the management of the MCBT Global
                              Emerging Markets Fund. All funds are managed on a team basis with a named director heading each team.

                              James Fairweather spent three years with Montague Loebl Stanley & Co as an institutional sales and economics assistant. He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He had worked in their Far East, North American and continental European investment teams. Appointed director in 1987, James became head of their continental European team in 1992. Chairman of the international strategy group, he was appointed deputy chief investment officer in 1994 with overall responsibility for ther investments in emerging markets. James was promoted to chief investment officer in 1997.

                              The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1999 (Unaudited)

ASSET ALLOCATION
    (% of net assets)

RAW DATA FOR PIE CHARTS
Pacific Basin                               37%
Latin America                               22%
Europe                                      11%
Other Areas                                 11%
Africa                                       7%
Middle East                                  7%
ST Investment                                7%
Other Net Assets                            -2%
                                        -------
TOTAL:                                     100%

LARGEST HOLDINGS
BY REGION/COUNTRY                                                                    % OF NET ASSETS
                             AFRICA
                             Sasol Limited                (South Africa)                    1.6
                             Anglo American Corporation   (South Africa)                    1.4

                             EUROPE

                             Alpha Credit Bank            (Greece)                          1.0

                             LATIN AMERICA

                             Telefonos de Mexico, ADR     (Mexico)                          3.6

                             MIDDLE EAST

                             Orbotech Limited             (Israel)                          0.7

                             OTHER AREAS

                             Indian Opportunities Fund    (Investment Companies)            5.5
                             Near East Opportunities Fund (Investment Companies)            2.9
                             Mahindra & Mahindra, GDR     (India)                           2.1

                             PACIFIC BASIN

                             PT Bank Pan Indonesia, TBK   (Indonesia)                       4.0
                             Samsung Electronics
                                Corporation               (South Korea)                     2.7

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                           SHARES                  VALUE
                                                                           ------                  -----
COMMON STOCK, PREFERRED STOCK, RIGHTS
  AND WARRANTS - 94.7%
AFRICA - 6.9%
     KENYA - 0.0%
       KENYA COMMERCIAL BANK                                                    1                 $       0
                                                                                                  ----------

        TOTAL KENYA - (COST $1)                                                                           0
                                                                                                  ----------

     SOUTH AFRICA - 6.9%
       ANGLO AMERICAN CORPORATION                                          37,750                 2,009,253
       BARLOW LIMITED                                                     250,000                 1,218,728
       NEDCOR INVESTMENT BANK HOLDINGS *                                   96,500                    56,546
       NEDCOR LIMITED                                                      76,500                 1,504,175
       SANLAM LIMITED                                                   1,400,000                 1,606,524
       SAPPI LIMITED                                                      125,000                 1,035,614
       SASOL LIMITED                                                      325,000                 2,221,788
                                                                                                  ----------
        TOTAL SOUTH AFRICA - (COST $8,471,908)                                                    9,652,628
                                                                                                  ----------
TOTAL AFRICA - (COST  $8,471,909)                                                                 9,652,628
                                                                                                  ----------

EUROPE - 10.6%
     CROATIA - 0.9%
       PLIVA D.D., GDR                                                    112,500                 1,223,438
                                                                                                  ----------
        TOTAL CROATIA - (COST $1,694,654)                                                         1,223,438
                                                                                                  ----------

     CZECH REPUBLIC - 0.9%
       CESKE RADIOKOMUNIKACE *                                             38,200                 1,227,175
                                                                                                  ----------
        TOTAL CZECH REPUBLIC - (COST $733,927)                                                    1,227,175
                                                                                                  ----------

     GREECE - 3.4%
       ALPHA CREDIT BANK                                                   17,962                 1,373,592
       HELLENIC TELECOMMUNICATION ORGANIZATION SA (OTE)                   119,600                 2,534,221
       STET HELLAS TELECOMMUNICATIONS SA, ADR *                            43,750                   940,625
                                                                                                  ----------
        TOTAL GREECE - (COST $4,483,622)                                                          4,848,438
                                                                                                  ----------

     HUNGARY - 1.8%
       BORSODCHEM RT., GDR                                                 21,000                   635,250
       MATAV RT., ADR                                                      32,200                   927,763
       OTP BANK RT., GDR                                                   21,500                   968,037
                                                                                                  ----------
        TOTAL HUNGARY - (COST $2,479,716)                                                         2,531,050
                                                                                                  ----------

     LUXEMBOURG - 0.1%
       QUILMES INDUSTRIAL SA, PREFERRED, ADR                               14,700                   153,431
                                                                                                  ----------
        TOTAL LUXEMBOURG - (COST $127,781)                                                          153,431
                                                                                                  ----------

     POLAND - 1.6%
       BANK HANDLOWY W WARSZAWIE, GDR                                      46,000                   650,900
       ELEKTRIM SPOLKA AKCYJNA SA                                          95,000                   821,780
       TELEKOMUNIKACJA POLSKA SA                                          142,500                   726,750
                                                                                                  ----------
        TOTAL POLAND - (COST $2,494,851)                                                          2,199,430
                                                                                                  ----------


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                           SHARES                  VALUE
                                                                           ------                  -----
EUROPE - CONTINUED
     RUSSIA - 1.0%
       BRUNSWICK RUSSIAN GROWTH FUND *                                      2,279               $   174,677
       LUKOIL HOLDING, ADR                                                 39,000                 1,228,500
                                                                                                ------------
        TOTAL RUSSIA - (COST $2,212,000)                                                          1,403,177
                                                                                                ------------

     UNITED KINGDOM - 0.9%
       OLD MUTUAL PLC *                                                   593,000                 1,254,781
                                                                                                ------------
        TOTAL UNITED KINGDOM - (COST $1,188,844)                                                  1,254,781
                                                                                                ------------

TOTAL EUROPE - (COST  $15,415,395)                                                               14,840,920
LATIN AMERICA - 21.7%
     ARGENTINA - 0.5%
       PEREZ COMPANC, ADR                                                  58,500                   712,969
                                                                                                ------------
        TOTAL ARGENTINA - (COST $628,224)                                                           712,969
                                                                                                ------------

     BRAZIL - 7.5%
       ARACRUZ CELULOSE SA                                                 23,000                   471,500
       COMPANHIA BRASILEIRA DE DISTRIBUICAO, GDR                           17,300                   378,438
       COMPANHIA CERVEJARIA BRAHMA, ADR                                    50,000                   625,000
       COMPANHIA PARANAENSE DE ENERGIA-COPEL                               49,000                   324,625
       COMPANHIA SIDERURGICA NACIONAL                                  21,183,000                   563,216
       COMPANHIA VALE DO RIO DOCE, ADR                                     31,500                   618,502
       ELECTROBRAS, ADR                                                   155,000                 1,317,500
       ELETROPAULO METROPOLITANA - ELECTRICIDADE DE SAO PAULO SA *      6,844,627                   323,886
       EMBRATEL PARTICIPACOES SA                                           43,000                   553,625
       PETROBRAS PETROLEO BRASILEIRO SA, PREFERRED                      7,766,931                 1,235,467
       TELE CENTRO SUL PARTICIPACOES SA                                    18,608                 1,111,828
       TELE NORTE LESTE PARTICIPACOES SA                                   42,040                   709,425
       TELE SUDESTE CELULAR PARTICIPACOES SA, ADR                          30,000                   600,000
       TELEBRAS, ADR *                                                     28,040                     1,314
       TELESP PARTICIPACOES SA                                             64,040                 1,036,647
       ULTRAPAR PARTICIPACOES SA, ADR *                                    11,000                   122,375
       USINAS SIDERURGICAS DE MINAS GERAIS SA, PREFERRED, ADR             170,000                   525,938
                                                                                                ------------
        TOTAL BRAZIL - (COST $9,081,194)                                                         10,519,286
                                                                                                ------------

     CHILE - 1.6%
       COMPANIA DE TELEFONOS DE CHILE, ADR                                 53,683                   895,835
       ENERSIS SA, ADR                                                     15,000                   337,500
       SOCIEDAD QUIMICA Y MINERA, ADR                                      21,900                   636,469
       VINA CONCHA Y TORO                                                   9,500                   327,750
                                                                                                ------------
        TOTAL CHILE - (COST $2,715,764)                                                           2,197,554
                                                                                                ------------

     MEXICO - 11.1%
       ALFA SA DE CV, CL A, SERIES A                                      333,000                 1,278,371
       CEMEX SA DE CV, ADR, SERIES B *                                     57,528                 1,294,380
       CIFRA SA DE CV, SERIES V *                                         400,653                   630,241
       CONTROLADORA COMERCIAL MEXICANA SA DE CV                           340,000                   281,565
       DESC SA DE CV, ADR                                                  24,800                   393,700


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                           SHARES                  VALUE
                                                                           ------                  -----
LATIN AMERICA - CONTINUED
     MEXICO - CONTINUED
       FOMENTO ECONOMICO MEXICANO SA DE CV                                  29,500               $   967,969
       GRUPO CARSO                                                         148,000                   620,516
       GRUPO FINANCIERO BANAMEX, CL B *                                    225,000                   562,968
       GRUPO FINANCIERO BANCOMER, SA DE CV                               2,100,000                   489,481
       GRUPO INDUSTRIAL SALTILLO SA DE CV, SERIES B                        100,000                   260,612
       GRUPO IUSACELL SA DE CV, ADR *                                       30,000                   356,250
       GRUPO MODELO SA DE CV, CL C                                         255,000                   623,439
       GRUPO TELEVISA, ADR *                                                23,800                 1,011,500
       KIMBERLY-CLARK DE MEXICO                                            200,000                   640,865
       ORGANIZACION SORIANA SA DE CV                                       170,000                   629,630
       TELEFONOS DE MEXICO, ADR                                             59,000                 5,044,500
       TUBOS DE ACERO DE MEXICO SA, ADR                                     45,000                   492,187
                                                                                                 ------------
        TOTAL MEXICO - (COST $12,540,810)                                                         15,578,174
                                                                                                 ------------

     PERU - 1.0%
       COMPANIA DE MINAS BUENAVENTURA SA, ADR, SERIES B                     40,000                   680,000
       TELEFONICA DEL PERU, ADR, CL B                                       58,000                   670,625
                                                                                                 ------------
        TOTAL PERU - (COST $1,395,562)                                                             1,350,625
                                                                                                 ------------

TOTAL LATIN AMERICA - (COST  $26,361,554)                                                         30,358,608
                                                                                                 -----------
MIDDLE EAST - 6.7%
     EGYPT - 2.7%
       COMMERCIAL INTERNATIONAL BANK                                        87,500                 1,048,469
       EASTERN COMPANY FOR TOBACCO & CIGARETTES                             30,000                   709,155
       EFG HERMES HOLDING SAE, GDR                                          66,480                   817,704
       EGYPTIAN COMPANY FOR MOBILE SERVICES *                                7,546                   194,656
       TORAH PORTLAND CEMENT                                                50,984                 1,025,626
                                                                                                 ------------
        TOTAL EGYPT - (COST $3,683,492)                                                            3,795,610
                                                                                                 ------------

     ISRAEL - 1.9%
       BANK HAPOALIM LIMITED                                               360,000                   856,134
       ECI TELECOMMUNICATIONS LIMITED                                       20,000                   582,500
       INTERNET GOLD *                                                      30,000                   225,000
       ORBOTECH LIMITED *                                                   13,000                 1,015,625
                                                                                                 ------------
        TOTAL ISRAEL - (COST $2,307,785)                                                           2,679,259
                                                                                                 ------------

     TURKEY - 2.1%
       AKSIGORTA AS                                                     25,000,000                   766,999
       DOGAN SIRKETLER GRUBU HOLDING AS                                 10,608,000                   119,149
       EREGLI DEMIR VE CELIK FABRIKALARI TAS                            33,000,000                   823,678
       TURKIYE GARANTI BANKASI AS                                       48,000,000                   409,343
       VESTEL ELEKTRONIK SANAYI VE TICARET AS *                          5,800,000                   711,775
                                                                                                 ------------
        TOTAL TURKEY - (COST $2,603,197)                                                           2,830,944
                                                                                                 ------------

TOTAL MIDDLE EAST - (COST  $8,594,474)                                                             9,305,813
                                                                                                 ------------


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                           SHARES                  VALUE
                                                                           ------                  -----
OTHER AREAS - 11.5%
     INDIA - 3.1%
       HINDALCO INDUSTRIES LIMITED, GDR                                     23,000                $  485,875
       MAHINDRA & MAHINDRA, GDR                                            373,300                 2,921,072
       RELIANCE INDUSTRIES LIMITED, GDR                                     81,500                 1,003,469
                                                                                                 ------------
        TOTAL INDIA - (COST $5,184,416)                                                            4,410,416
                                                                                                 ------------

     INVESTMENT COMPANIES - 8.4%
       INDIAN OPPORTUNITIES FUND (a)*                                      523,000                 7,635,800
       NEAR EAST OPPORTUNITIES FUND (b)*                                   260,000                 4,043,000
                                                                                                 ------------
        TOTAL INVESTMENT COMPANIES - (COST $8,880,875)                                            11,678,800
                                                                                                 ------------

TOTAL OTHER AREAS - (COST  $14,065,291)                                                           16,089,216
                                                                                                 ------------
PACIFIC BASIN - 37.3%
     CHINA - 1.4%
       GUANGDONG KELON ELECTRICAL HOLDINGS COMPANY LIMITED               1,150,000                 1,021,433
       SHANDONG INTERNATIONAL POWER DEVELOPMENT COMPANY LIMITED *        6,080,000                   970,483
                                                                                                 ------------
        TOTAL CHINA - (COST $2,701,982)                                                            1,991,916
                                                                                                 ------------

     HONG KONG - 2.8%
       CHINA TELECOM (HONG KONG) LIMITED *                                 758,000                 2,595,456
       NEW WORLD INFRASTRUCTURE LIMITED *                                1,050,000                 1,216,451
                                                                                                 ------------
        TOTAL HONG KONG - (COST $4,011,176)                                                        3,811,907
                                                                                                 ------------

     INDONESIA - 4.2%
       PT BANK PAN INDONESIA, TBK                                       48,292,000                 5,635,828
       PT BANK PAN INDONESIA, TBK, WARRANTS 7/08/2002                    5,124,000                   201,821
       PT TELEKOMUNIKASI INDONESIA, ADR                                        720                     6,615
                                                                                                 ------------
        TOTAL INDONESIA - (COST $2,568,798)                                                        5,844,264
                                                                                                 ------------

     SOUTH KOREA - 15.5%
       DAEWOO SECURITIES                                                    97,037                 1,241,782
       HOUSING & COMMERCIAL BANK KOREA *                                    98,755                 2,609,865
       KOOKMIN BANK                                                        160,800                 2,506,845
       KOOKMIN BANK, RIGHTS 11/04/1999                                      16,151                    98,293
       KOREA ELECTRIC POWER CORPORATION                                     67,730                 1,981,928
       KOREA TELECOM CORPORATION, ADR *                                     72,670                 2,561,617
       LG ELECTRONICS INCORPORATED                                          63,569                 2,082,753
       POHANG IRON & STEEL COMPANY                                          22,601                 2,713,251
       SAMSUNG CORPORATION *                                               118,023                 1,869,476
       SAMSUNG ELECTRONICS CORPORATION                                      22,968                 3,829,596
       SK TELECOM COMPANY LIMITED                                              168                   193,981
                                                                                                 ------------
        TOTAL SOUTH KOREA - (COST $14,348,789)                                                    21,689,387
                                                                                                 ------------


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                           SHARES                  VALUE
                                                                           ------                  -----
PACIFIC BASIN - CONTINUED
     TAIWAN - 9.9%
       CHINA STEEL CORPORATION                                           2,630,700              $  2,023,615
       D-LINK CORPORATION                                                  594,245                   992,906
       EVERGREEN MARINE CORPORATION                                      1,962,000                 1,837,055
       FUBON INSURANCE COMPANY, GDR                                         25,000                   230,000
       PACIFIC ELECTRICAL WIRE & CABLE COMPANY LIMITED                   2,572,000                 1,240,593
       POWERCHIP SEMICONDUCTOR CORPORATION, GDR *                           70,000                   840,000
       TAIWAN SEMICONDUCTOR MANUFACTURING                                  491,738                 2,185,847
       UNITED WORLD CHINESE COMMERCIAL BANK                              2,171,193                 2,751,638
       YUANTA SECURITIES CORPORATION                                     1,742,000                 1,740,902
                                                                                                 ------------
        TOTAL TAIWAN - (COST $13,883,013)                                                         13,842,556
                                                                                                 ------------

     THAILAND - 2.5%
       TELECOMASIA CORPORATION PUBLIC COMPANY LIMITED *                  2,100,000                 1,618,313
       THAI PETROCHEMICAL INDUSTRY PUBLIC COMPANY LIMITED *              4,000,000                 1,839,140
                                                                                                 ------------
        TOTAL THAILAND - (COST $3,950,978)                                                         3,457,453
                                                                                                 ------------

     INVESTMENT COMPANIES - 1.0%
       THE CHINA HEARTLAND FUND (b) *                                      184,944                 1,412,972
                                                                                                 ------------
           TOTAL INVESTMENT COMPANIES - (COST $1,000,000)                                          1,412,972
                                                                                                 ------------

TOTAL PACIFIC BASIN - (COST  $42,464,736)                                                         52,050,455
                                                                                                 ------------

TOTAL COMMON STOCK, PREFERRED STOCK, RIGHTS
  AND WARRANTS  - (COST $115,373,359) +                                                          132,297,640
                                                                                                 ============


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1999 (Unaudited)

                                                                             PRINCIPAL
                                                                               AMOUNT                    VALUE
                                                                               ------                    -----
SHORT TERM INVESTMENT - 7.6%
       STATE STREET BANK AND TRUST COMPANY REPURCHASE AGREEMENT ,
        4.600%, 11/01/1999 (c)                                              $  10,660,000           $  10,660,000
                                                                                                     -------------
TOTAL SHORT TERM INVESTMENT - (COST $10,660,000)                                                       10,660,000
                                                                                                     -------------

TOTAL INVESTMENTS - (COST  $126,033,359) - 102.3%                                                     142,957,640
CASH, RECEIVABLES AND OTHER ASSETS, LESS
  LIABILITIES - (2.3)%                                                                                 (3,229,293)
                                                                                                     -------------
NET ASSETS - 100.0%                                                                                  $139,728,347
                                                                                                     =============

*      Non-income producing security.
(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the China Heartland and Near East Opportunities Funds. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) The repurchase agreement, dated 10/29/99, $10,660,000 par, due 11/1/99, is collateralized by United States Treasury Notes, 5.750%, due 8/15/03, with a market value of $10,874,955.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Automobiles 2.1%, Banks 14.7%, Brewery 1.0%, Broadcasting 1.6%, Building & Construction 0.9%, Cement 1.6%, Chemicals 1.6%, Computer services 0.2%, Computer 0.7%, Construction 0.9%, Diversified 3.1%, Drugs & Health Care 0.9%, Electric Utilities 3.8%, Electrical Equipment 1.5%, Electronics 5.5%, Financial Services 4.4%, Food & Beverages 0.3%, Household Appliances & Home Furnishings 0.7%, Insurance 1.9%, Investment Companies 9.5%, Liquor 0.2%, Metals 0.3%, Mining 2.4%, Oil & Gas 3.9%, Paper 1.5%,
       Petroleum Services 1.3%, Retail Trade 1.1%, Semi-Conductor Manufacturing Equipment 2.2%, Steel 5.3%, Telecommunications 17.8%, Tobacco 0.5%, Transportation 1.3%.

ADR    American Depositary Receipts.
GDR    Global Depositary Receipts.





See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1999 (Unaudited)


ASSETS

    Investments in securities, at value (cost $115,373,359) (Note B)                                    $     132,297,640

    Investments in repurchase agreements, at value (Note B)                                                    10,660,000
                                                                                                        -----------------
       Total Investments                                                                                      142,957,640
                                                                                                        -----------------
    Cash                                                                                                              892

    Foreign currency, at value (cost $258,394) (Note B)                                                           259,153

    Receivable for investments sold                                                                             2,505,037

    Receivable for currency sold                                                                                3,503,099

    Dividend and interest receivable                                                                              161,364

    Foreign tax reclaims receivable                                                                                   231

    Deferred organization expense (Note B)                                                                          5,803
                                                                                                        -----------------
       TOTAL ASSETS                                                                                           149,393,219
                                                                                                        -----------------
LIABILITIES

    Payable to custodian bank for foreign currency settlements (cost $907,163)                                    911,753

    Payable for investments purchased                                                                           4,936,370

    Payable for currency purchased                                                                              3,505,224

    Management fee payable (Note C)                                                                               267,637

    Administration fee payable (Note C)                                                                             8,766

    Trustees fees payable (Note C)                                                                                  2,923

    Accrued expenses and other liabilities                                                                         32,199
                                                                                                        -----------------
       TOTAL LIABILITIES                                                                                        9,664,872
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     139,728,347
                                                                                                        =================

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     135,720,040

    Undistributed net investment loss                                                                            (605,922)

    Accumulated net realized loss on investment and foreign currency transactions                             (11,588,978)

    Net unrealized appreciation on investment and foreign currency transactions                                16,203,207
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     139,728,347
                                                                                                        =================

NET ASSET VALUE PER SHARE                                                                               $            8.39
($139,728,347 / 16,650,935 shares of beneficial interest outstanding)                                   =================


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1999 (Unaudited)


INVESTMENT INCOME

    Interest income                                                                                     $         112,707

    Dividend income                                                                                               885,333

    Foreign taxes withheld                                                                                       (133,009)
                                                                                                        -----------------
       TOTAL INVESTMENT INCOME                                                                                    865,031
                                                                                                        -----------------

EXPENSES

    Management fee (Note C)                                                                                       528,296

    Custodian fee                                                                                                 135,534

    Administration fee (Note C)                                                                                    54,625

    Audit fee                                                                                                      12,602

    Legal fees                                                                                                      4,537

    Transfer agent fee                                                                                              3,226

    Trustees fees (Note C)                                                                                          2,521

    Amortization of deferred organization expenses (Note B)                                                         1,284

    Miscellaneous expenses                                                                                          8,959
                                                                                                        -----------------
       TOTAL EXPENSES                                                                                             751,584
                                                                                                        -----------------
NET INVESTMENT INCOME                                                                                             113,447
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized gain on investments                                                                           12,408,551

    Net realized loss on foreign currency transactions                                                           (161,640)

    Net unrealized depreciation on:

       Investments                                                                                             (5,738,905)

       Foreign currency transactions                                                                             (286,874)
                                                                                                        -----------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                       6,221,132
                                                                                                        -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                              $       6,334,579
                                                                                                        =================


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended         Year
                                                                                  October 31, 1999         Ended
                                                                                     (Unaudited)      April 30, 1999
                                                                                     -----------      --------------
NET ASSETS at beginning of period                                                 $   131,628,560    $    99,831,879
                                                                                  ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income                                                                 113,447          1,077,312

    Net realized gain (loss) on investment transactions                                12,408,551        (17,714,151)

    Net realized loss on foreign currency transactions                                   (161,640)          (518,499)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                     (5,738,905)        18,462,789

       Foreign currency transactions                                                     (286,874)          (425,985)
                                                                                  ---------------    ---------------

    Net increase in net assets from operations                                          6,334,579            881,466
                                                                                  ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                                                      --           (199,259)

    In excess of net investment income                                                         --           (539,254)
                                                                                  ---------------    ---------------

    Total Distributions                                                                        --           (738,513)
                                                                                  ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                   1,908,468         30,915,215

    Reinvestment of dividends and distributions to shareholders                                --            738,513

    Cost of shares repurchased                                                           (143,260)                --
                                                                                  ---------------    ---------------

    Total increase in net assets from capital share transactions                        1,765,208         31,653,728
                                                                                  ---------------    ---------------

NET INCREASE IN NET ASSETS                                                              8,099,787         31,796,681
                                                                                  ---------------    ---------------

NET ASSETS at end of period (includes undistributed net investment                $   139,728,347    $   131,628,560
                                                                                  ===============    ===============
    losses of ($605,922) and ($719,369), respectively)

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

    Shares sold                                                                           234,164          5,212,543

    Shares issued in reinvestment of distributions to shareholders                             --            117,598

    Less shares repurchased                                                               (16,354)                --
                                                                                  ---------------    ---------------

    Net share transactions                                                                217,810          5,330,141
                                                                                  ===============    ===============


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                       Six Months
                                                          Ended           Year              Year      February 14, 1997*
                                                    October 31, 1999      Ended            Ended            Through
                                                       (Unaudited)    April 30, 1999   April 30, 1998   April 30, 1997
                                                   ------------------ --------------   --------------   --------------
PER SHARE OPERATING
PERFORMANCE

Net asset value, beginning of period                   $       8.010   $       8.990  $      10.020       $ 10.000
                                                       -------------   -------------  -------------       --------

Net investment income                                          0.007           0.081          0.004          0.055

Net realized and unrealized loss on investment

     and foreign currency transactions                         0.373          (1.016)        (0.883)        (0.035)
                                                       -------------   -------------  -------------  -------------

Total from investment operations                               0.380          (0.935)        (0.879)         0.020
                                                       -------------   -------------  -------------  -------------

Less distributions:

     Net investment income                                     0.000          (0.012)        (0.086)         0.000

     In excess of net investment income                        0.000          (0.033)        (0.053)         0.000

     Net realized gains                                        0.000           0.000         (0.058)         0.000
                                                       -------------   -------------  -------------    -----------

Total distributions                                            0.000          (0.045)        (0.197)         0.000
                                                       -------------   -------------  -------------    -----------

Paid in capital from subscription and

     redemption fees                                           0.000           0.000          0.046          0.000
                                                       -------------   -------------  -------------  -------------

Net asset value, end of period                         $       8.390   $       8.010  $       8.990  $      10.020
                                                       =============   =============  =============  =============



TOTAL INVESTMENT RETURN (1) (2)                                4.74%         (10.26)%        (8.21)%         0.20%
-----------------------                                ============    ============   ============   ============



RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                              $139,728,347    $131,628,560   $ 99,831,879   $ 50,095,856

Operating expenses, net, to average net assets (Note C)        1.07%(3)        1.12%          1.14%          1.33%(3)

Operating expenses, gross, to average net assets (Note C)      1.07%(3)        1.12%          1.14%          1.33%(3)

Net investment income to average net assets                    0.16%(3)        1.16%          0.98%          2.83%(3)

Portfolio turnover rate                                          69%            140%            89%             0%

--------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. (2) Periods less than one year are not annualized.
(3) Annualized.


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Global Emerging Markets Fund (the "Fund") commenced investment operations on February 14, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 1999.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30 1998, there was a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and are recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)

INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.80% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1999 were $91,171,508 and $91,005,711 respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1999 were as follows:

                IDENTIFIED                    GROSS UNREALIZED                  NET UNREALIZED
                   COST                 APPRECIATION    (DEPRECIATION)           APPRECIATION
              ---------------           ------------    --------------          ---------------
              $   126,033,359          $  26,051,724   $    (9,127,443)         $    16,924,281

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1999 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 100% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)

CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

-------------------------------------------------------------------------------

                          MARTIN CURRIE BUSINESS TRUST


                              --------------------



                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE
                              --------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                    Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC
                              --------------------



-------------------------------------------------------------------------------
   The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
-------------------------------------------------------------------------------